Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (176,283)	£ (167,828)	£ (182,544)
Recognized in revenue during the period	134,384	141,292	132,606
Cash received/amounts invoiced during the period	(115,803)	(149,747)	(117,890)
Contract liabilities - deferred revenue at end of period	(157,702)	(176,283)	(167,828)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	43,332	53,505	36,239
Recognized in revenue during the period	105,882	38,818	64,230
Cash received/amounts invoiced during the period	(87,395)	(48,991)	(46,964)
Contract assets - accrued revenue at end of period	61,819	43,332	53,505
Contract liabilities - deferred revenue at beginning of period	(169,624)	(160,554)	(165,847)
Recognized in revenue during the period	134,384	141,292	132,606
Cash received/amounts invoiced during the period	(115,803)	(149,747)	(117,890)
Reclassified during the period	1,400	(615)	(9,423)
Contract liabilities - deferred revenue at end of period	(149,643)	(169,624)	(160,554)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(6,659)	(7,274)	(16,697)
Reclassified during the period	(1,400)	615	9,423
Contract liabilities - deferred revenue at end of period	£ (8,059)	£ (6,659)	£ (7,274)